STOCK OPTIONS	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
STOCK OPTIONS
NOTE 13 - STOCK OPTIONS

Teletouch’s 1994 Stock Option and Stock Appreciation Rights Plan (the “1994 Plan”) was adopted in July 1994 and provided for the granting of incentive and non-incentive stock options and stock appreciation rights to officers, directors, employees and consultants to purchase not more than an aggregate of 1,000,000 shares of common stock. Under the terms of the 1994 Plan, no additional options can be granted under this Plan after July 2004 which is the tenth anniversary following the adoption of the Plan. The Compensation Committee or the Board of Directors administers the options remaining outstanding under the 1994 Plan. Exercise prices in the following table have been adjusted to give effect to the repricing that took effect in December 1999 and November 2001 (discussed below).

On November 7, 2002, the Company’s common shareholders voted to adopt and ratify the Teletouch 2002 Stock Option and Appreciation Rights Plan (the “2002 Plan”).  Under the 2002 Plan, Teletouch may issue options, which will result in the issuance of up to an aggregate of 10,000,000 shares of Teletouch’s common stock through October 2012. The 2002 Plan provides for options, which qualify as incentive stock options (Incentive Options) under Section 422 of the Code, as well as the issuance of non-qualified options (Non-Qualified Options). The shares issued by Teletouch under the 2002 Plan may be either treasury shares or authorized but unissued shares as Teletouch’s Board of Directors may determine from time to time.  Pursuant to the terms of the 2002 Plan, Teletouch may grant Non-Qualified Options and Stock Appreciation Rights (SARs) only to officers, directors, employees and consultants of Teletouch or any of Teletouch’s subsidiaries as selected by the Board of Directors or the Compensation Committee.  The 2002 Plan also provides that the Incentive Options shall be available only to officers or employees of Teletouch or any of Teletouch’s subsidiaries as selected by the Board of Directors or Compensation Committee. The price at which shares of common stock covered by the option can be purchased is computed as the average of the closing price of the Company’s stock for the five days preceding the grant date.  To the extent that an Incentive Option or Non-Qualified Option is not exercised within the period in which it may be exercised in accordance with the terms and provisions of the 2002 Plan described above, the Incentive Option or Non-Qualified Option will expire as to the then unexercised portion.  In addition, employees that cease their services with the Company and hold vested options will have the ability to exercise their vested options for a period three months after their termination date with the Company.

As of August 31, 2011, approximately 27,329 Non-Qualified Options and 12,000 Incentive Options are outstanding under the 1994 Plan, and approximately 616,998 Non-Qualified Options and 5,692,657 Incentive Options are outstanding under the 2002 Plan.

A summary of option activity for the three months ended August 31, 2011 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at June 1, 2011	5,655,817	$0.26	6.88	$921,826
Granted	693,167	0.48	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at August 31, 2011	6,348,984	0.29	6.97	$1,683,735

Options exercisable at August 31, 2011	6,098,984	$0.28	6.89	$1,627,735

The following table summarizes the status of the Company’s non-vested stock options since June 1, 2011:

	Non-vested Options
		Weighted-
	Number of	Average Fair
	Shares	Value
Non-vested at June 1, 2011	1,004,385	$0.21
Granted	693,167	0.30
Vested	(693,167)	0.30
Forfeited	-	-
Non-vested at August 31, 2011	1,004,385	$0.21

The Company recorded approximately $251,000 and $264,000 in stock based compensation expense in the consolidated financial statements for the three months ended August 31, 2011 and 2010, respectively.

NOTE 12 - STOCK OPTIONS

Teletouch’s 1994 Stock Option and Stock Appreciation Rights Plan (the “1994 Plan”) was adopted in July 1994 and provides for the granting of incentive and non-incentive stock options and stock appreciation rights to officers, directors, employees and consultants to purchase not more than an aggregate of 1,000,000 shares of common stock. The Compensation Committee or the Board of Directors administers the 1994 Plan and has authority to determine the optionees to whom awards will be made, the terms of vesting and forfeiture, the amount of the awards and other terms.  Under the terms of the 1994 Plan, the option price approved by the Board of Directors shall not be less than the fair market value of the common stock at date of grant.   Exercise prices in the following table have been adjusted to give effect to the repricing that took effect in December 1999 and November 2001 (discussed below).

On November 7, 2002, the Company’s common shareholders voted to adopt and ratify the Teletouch 2002 Stock Option and Appreciation Rights Plan (the “2002 Plan”).  Under the 2002 Plan, Teletouch may issue options, which will result in the issuance of up to an aggregate of 10,000,000 shares of Teletouch’s common stock. The 2002 Plan provides for options, which qualify as incentive stock options (Incentive Options) under Section 422 of the Code, as well as the issuance of non-qualified options (Non-Qualified Options). The shares issued by Teletouch under the 2002 Plan may be either treasury shares or authorized but unissued shares as Teletouch’s Board of Directors may determine from time to time.  Pursuant to the terms of the 2002 Plan, Teletouch may grant Non-Qualified Options and Stock Appreciation Rights (SARs) only to officers, directors, employees and consultants of Teletouch or any of Teletouch’s subsidiaries as selected by the Board of Directors or the Compensation Committee.  The 2002 Plan also provides that the Incentive Options shall be available only to officers or employees of Teletouch or any of Teletouch’s subsidiaries as selected by the Board of Directors or Compensation Committee. The price at which shares of common stock covered by the option can be purchased is determined by Teletouch’s Compensation Committee or Board of Directors; however, in all instances the exercise price is never less than the fair market value of Teletouch’s common stock on the date the option is granted.  To the extent that an Incentive Option or Non-Qualified Option is not exercised within the period in which it may be exercised in accordance with the terms and provisions of the 2002 Plan described above, the Incentive Option or Non-Qualified Option will expire as to the then unexercised portion.  In addition, employees that cease their services with the Company and hold vested options will have the ability to exercise their vested options for a period three months after their termination date with the Company.

As of May 31, 2011, approximately 27,329 Non-Qualified Options and 12,000 Incentive Options are outstanding under the 1994 Plan, and approximately 496,998 Non-Qualified Options and 5,119,490 Incentive Options are outstanding under the 2002 Plan.

Stock option activity has been as follows:

	Number of Shares	Exercise Price per Share	Weighted Average Exercise Price per Share

Options outstanding at May 31, 2009	3,910,815	$0.16 - $0.89	$0.27
Options granted to officers and management	573,167	$0.12	$0.12
Options granted to directors	120,000	$0.12	$0.12
Options exercised	-	$0.00	$0.00
Options forfeited	(40,666)	$0.24	$0.24
Options outstanding at May 31, 2010	4,563,316	$0.12 - $0.89	$0.25

Options granted to officers and management	973,167	$0.33 - $0.35	$0.33
Options granted to directors	120,000	$0.33	$0.33
Options exercised	-	$0.00	$0.00
Options forfeited	(666)	$0.24	$0.24
Options outstanding at May 31, 2011	5,655,817	$0.12 - $0.89	$0.26

Exercisable at May 31, 2011	4,651,432		$0.27
Exercisable at May 31, 2010	3,054,545		$0.27

Range of Exercise Price	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Shares Exercisable	Weighted Average Exercise Price

$0.12 - $0.30	3,186,656	$0.17	7.26	2,432,271	$0.17
$0.31 - $0.39	2,265,165	$0.36	6.66	2,015,165	$0.36
$0.40 - $0.55	170,000	$0.52	3.26	170,000	$0.52
$0.56 - $0.89	33,996	$0.73	3.36	33,996	$0.73
	5,655,817	$0.26	6.88	4,651,432	$0.27

A summary of option activity for the fiscal year ended May 31, 2011 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at June 1, 2010	4,563,316	$0.25	7.36	$401,150
Granted	1,093,167	0.33	-
Exercised	-	-	-
Forfeited	(666)	0.24	-
Outstanding at May 31, 2011	5,655,817	0.26	6.88	$921,826

Options exercisable at May 31, 2011	4,651,432	$0.27	6.71	$724,818

The following table summarizes the status of the Company’s non-vested stock options since June 1, 2010:

	Non-vested Options
		Weighted-
	Number of	Average Fair
	Shares	Value
Non-vested at June 1, 2010	1,508,771	$0.18
Granted	1,093,167	0.30
Vested	(1,597,553)	0.25
Forfeited	-	-
Non-vested at May 31, 2011	1,004,385	$0.21

The Company estimates the fair value of employee stock options on the date of grant using the Black-Scholes model. The determination of fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to the expected stock price volatility over the term of the awards and the actual and projected employee stock option exercise behaviors. The Company has elected to estimate the expected life of an award based on the SEC approved “simplified method.” The Company calculated its expected volatility assumption required in the Black-Scholes model based on the historical volatility of its stock.  The Company recorded approximately $385,000 and $239,000 in stock based compensation expense in the consolidated financial statements for the twelve months ended May 31, 2011 and 2010, respectively.